Note 14 - Derivative Financial Instruments - Derivatives Not Designated as Hedging Instruments by Account Type (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Interest rate swap contract		$ 41,435
Total derivative liabilities		$ 41,435